GOODWILL (Tables)	12 Months Ended
Sep. 30, 2015
Goodwill

Goodwill is comprised of the following:

	Years ended September 30
	2014			2015
	Online education service	Start-up training service	Total	Online education service	Start-up training service	Total
	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	5,880	1,831	7,711	5,863	1,826	7,689
Exchange difference	(17)	(5)	(22)	(201)	(59)	(260)

Ending balance	5,863	1,826	7,689	5,662	1,767	7,429

Accumulated impairment loss	—	—	—	—	—	—

Goodwill, net	5,863	1,826	7,689	5,662	1,767	7,429